Net Defined Benefit Liabilities_Remeasurements Of The Net Defined Benefit Liabilities Recognized As Other Comprehensive Income(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Remeasurement Of Net Defined Benefit Liability Asset Recognized As Other Comprehensive Income Abstract [Abstract]
Return on plan assets (excluding amounts included in interest income)		₩ (6,308)		₩ (11,116)	₩ (22,420)
Actuarial gains and losses		(7,470)		(65,883)	(167,973)
Income tax effects		3,792		21,172	52,377
Effect of exchange difference		(399)		0	0
Remeasurements after income tax	[1],[2]	₩ (10,385)	$ (9,561)	₩ (55,827)	₩ (138,016)

[1]	The consolidated statements of changes in equity for the years ended December 31, 2019 and 2020 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.
[2]	The consolidated statements of comprehensive income for the years ended December 31, 2020 and 2019 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.